Cash and cash equivalents (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Short-term deposits [Member]	Dec. 31, 2010 Short-term deposits [Member]	Dec. 31, 2011 Investments in money market funds [Member]	Dec. 31, 2010 Investments in money market funds [Member]	Dec. 31, 2011 Interest-bearing bank accounts [Member]	Dec. 31, 2010 Interest-bearing bank accounts [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents		€ 1,818,600	€ 1,138,800	€ 369,200	€ 203,900	€ 544,000	€ 607,100
Cash and cash equivalents maturity period	Three months or less